Offerings - Offering: 1	Sep. 17, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,400,000
Proposed Maximum Offering Price per Unit	19
Maximum Aggregate Offering Price	$ 64,600,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 9,534.96
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (“Common Stock”), of NetScout Systems, Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock, as applicable.

(2)
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $19.00 per share, which is the average of the high and low prices of Common Stock, as reported on the Nasdaq Global Select Market on September 11, 2024.

(3)	Represents shares of Common Stock reserved for issuance under the Registrant’s 2019 Equity Incentive Plan, as amended.